Noncontrolling Interest (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2011	Sep. 30, 2013 Beijing Guozhi Travel & Culture Co., Ltd.	Dec. 31, 2013 Beijing Guozhi Travel & Culture Co., Ltd.	Sep. 14, 2012 Beijing Guozhi Travel & Culture Co., Ltd.
Noncontrolling Interest [Line Items]
Equity interest held by parent			90.00%	70.00%
Equity interest held by noncontrolling owners				30.00%
Percentage of additional ownership acquired		20.00%	90.00%
Cash paid to acquire additional ownership interest	$ 1,111	$ 163